Distribution Date:	06/17/22	Wells Fargo Commercial Mortgage Trust 2016-C34
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C34

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Don Simon	(203) 660-6100
Historical Detail	20		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Controlling Class	Prime Finance CMBS B-Piece Holdco I, L.P.
Interest Shortfall Detail - Collateral Level	28	Representative
Supplemental Notes	29		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000DBA8	1.423000%	33,179,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000DBB6	2.603000%	100,629,000.00	39,529,695.04	83,358.83	85,746.50	0.00	0.00	169,105.33	39,446,336.21	34.63%	30.00%
A-3	95000DBC4	2.834000%	115,000,000.00	115,000,000.00	0.00	271,591.67	0.00	0.00	271,591.67	115,000,000.00	34.63%	30.00%
A-4	95000DBD2	3.096000%	172,158,000.00	172,158,000.00	0.00	444,167.64	0.00	0.00	444,167.64	172,158,000.00	34.63%	30.00%
A-SB	95000DBE0	2.911000%	45,985,000.00	36,566,385.89	767,412.85	88,703.96	0.00	0.00	856,116.81	35,798,973.04	34.63%	30.00%
A-3FX	95000DAJ0	2.834000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	95000DAG6	1.926710%	25,000,000.00	25,000,000.00	0.00	41,477.78	0.00	0.00	41,477.78	25,000,000.00	34.63%	30.00%
A-S	95000DBF7	3.484000%	35,139,000.00	35,139,000.00	0.00	102,020.23	0.00	0.00	102,020.23	35,139,000.00	28.70%	25.00%
B	95000DBJ9	4.089000%	36,018,000.00	36,018,000.00	0.00	122,731.33	0.00	0.00	122,731.33	36,018,000.00	22.63%	19.88%
C	95000DBK6	5.235961%	36,896,000.00	36,896,000.00	0.00	160,988.34	0.00	0.00	160,988.34	36,896,000.00	16.40%	14.63%
D	95000DAL5	5.235961%	41,289,000.00	41,289,000.00	0.00	180,156.32	0.00	0.00	180,156.32	41,289,000.00	9.43%	8.75%
E	95000DAN1	3.000000%	20,205,000.00	20,205,000.00	0.00	31,922.03	0.00	0.00	31,922.03	20,205,000.00	6.02%	5.88%
F	95000DAQ4	3.000000%	7,907,000.00	7,907,000.00	0.00	0.00	0.00	0.00	0.00	7,907,000.00	4.69%	4.75%
G*	95000DAS0	3.000000%	12,298,000.00	12,298,000.00	0.00	0.00	0.00	0.00	0.00	12,298,000.00	2.61%	3.00%
H	95000DAU5	3.000000%	21,084,500.00	15,496,803.22	0.00	0.00	0.00	0.00	0.00	15,496,803.22	0.00%	0.00%
R	95000DAY7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			702,787,501.01	593,502,884.15	850,771.68	1,529,505.80	0.00	0.00	2,380,277.48	592,652,112.47

X-A	95000DBG5	2.256399%	527,090,000.00	423,393,080.93	0.00	796,119.62	0.00	0.00	796,119.62	422,542,309.25
X-B	95000DBH3	1.146961%	36,018,000.00	36,018,000.00	0.00	34,426.03	0.00	0.00	34,426.03	36,018,000.00
X-E	95000DAA9	2.235961%	20,205,000.00	20,205,000.00	0.00	37,647.99	0.00	0.00	37,647.99	20,205,000.00
X-FG	95000DAC5	2.235961%	20,205,000.00	20,205,000.00	0.00	37,647.99	0.00	0.00	37,647.99	20,205,000.00
X-H	95000DAE1	2.235961%	21,084,500.00	15,496,803.22	0.00	28,875.20	0.00	0.00	28,875.20	15,496,803.22
Notional SubTotal			624,602,500.00	515,317,884.15	0.00	934,716.83	0.00	0.00	934,716.83	514,467,112.47

Deal Distribution Total					850,771.68	2,464,222.63	0.00	0.00	3,314,994.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000DBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000DBB6	392.82607439	0.82837780	0.85210526	0.00000000	0.00000000	0.00000000	0.00000000	1.68048306	391.99769659
A-3	95000DBC4	1,000.00000000	0.00000000	2.36166670	0.00000000	0.00000000	0.00000000	0.00000000	2.36166670	1,000.00000000
A-4	95000DBD2	1,000.00000000	0.00000000	2.58000000	0.00000000	0.00000000	0.00000000	0.00000000	2.58000000	1,000.00000000
A-SB	95000DBE0	795.18073046	16.68832989	1.92897597	0.00000000	0.00000000	0.00000000	0.00000000	18.61730586	778.49240057
A-3FX	95000DAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	95000DAG6	1,000.00000000	0.00000000	1.65911120	0.00000000	0.00000000	0.00000000	0.00000000	1.65911120	1,000.00000000
A-S	95000DBF7	1,000.00000000	0.00000000	2.90333333	0.00000000	0.00000000	0.00000000	0.00000000	2.90333333	1,000.00000000
B	95000DBJ9	1,000.00000000	0.00000000	3.40749986	0.00000000	0.00000000	0.00000000	0.00000000	3.40749986	1,000.00000000
C	95000DBK6	1,000.00000000	0.00000000	4.36330063	0.00000000	0.00000000	0.00000000	0.00000000	4.36330063	1,000.00000000
D	95000DAL5	1,000.00000000	0.00000000	4.36330064	0.00000000	0.00000000	0.00000000	0.00000000	4.36330064	1,000.00000000
E	95000DAN1	1,000.00000000	0.00000000	1.57990745	0.92009255	7.38800445	0.00000000	0.00000000	1.57990745	1,000.00000000
F	95000DAQ4	1,000.00000000	0.00000000	0.00000000	2.50000000	83.17892121	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000DAS0	1,000.00000000	0.00000000	0.00000000	2.50000000	83.17892422	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000DAU5	734.98556855	0.00000000	0.00000000	1.83746401	99.70604235	0.00000000	0.00000000	0.00000000	734.98556855
R	95000DAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000DBG5	803.26525058	0.00000000	1.51040547	0.00000000	0.00000000	0.00000000	0.00000000	1.51040547	801.65115872
X-B	95000DBH3	1,000.00000000	0.00000000	0.95580071	0.00000000	0.00000000	0.00000000	0.00000000	0.95580071	1,000.00000000
X-E	95000DAA9	1,000.00000000	0.00000000	1.86330067	0.00000000	0.00000000	0.00000000	0.00000000	1.86330067	1,000.00000000
X-FG	95000DAC5	1,000.00000000	0.00000000	1.86330067	0.00000000	0.00000000	0.00000000	0.00000000	1.86330067	1,000.00000000
X-H	95000DAE1	734.98556855	0.00000000	1.36949892	0.00000000	0.00000000	0.00000000	0.00000000	1.36949892	734.98556855

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	05/01/22 - 05/30/22	30	0.00	85,746.50	0.00	85,746.50	0.00	0.00	0.00	85,746.50	0.00
A-3	05/01/22 - 05/30/22	30	0.00	271,591.67	0.00	271,591.67	0.00	0.00	0.00	271,591.67	0.00
A-4	05/01/22 - 05/30/22	30	0.00	444,167.64	0.00	444,167.64	0.00	0.00	0.00	444,167.64	0.00
A-SB	05/01/22 - 05/30/22	30	0.00	88,703.96	0.00	88,703.96	0.00	0.00	0.00	88,703.96	0.00
X-A	05/01/22 - 05/30/22	30	0.00	796,119.62	0.00	796,119.62	0.00	0.00	0.00	796,119.62	0.00
X-B	05/01/22 - 05/30/22	30	0.00	34,426.03	0.00	34,426.03	0.00	0.00	0.00	34,426.03	0.00
X-E	05/01/22 - 05/30/22	30	0.00	37,647.99	0.00	37,647.99	0.00	0.00	0.00	37,647.99	0.00
X-FG	05/01/22 - 05/30/22	30	0.00	37,647.99	0.00	37,647.99	0.00	0.00	0.00	37,647.99	0.00
X-H	05/01/22 - 05/30/22	30	0.00	28,875.20	0.00	28,875.20	0.00	0.00	0.00	28,875.20	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	05/17/22 - 06/16/22	31	0.00	41,477.78	0.00	41,477.78	0.00	0.00	0.00	41,477.78	0.00
A-S	05/01/22 - 05/30/22	30	0.00	102,020.23	0.00	102,020.23	0.00	0.00	0.00	102,020.23	0.00
B	05/01/22 - 05/30/22	30	0.00	122,731.33	0.00	122,731.33	0.00	0.00	0.00	122,731.33	0.00
C	05/01/22 - 05/30/22	30	0.00	160,988.34	0.00	160,988.34	0.00	0.00	0.00	160,988.34	0.00
D	05/01/22 - 05/30/22	30	0.00	180,156.32	0.00	180,156.32	0.00	0.00	0.00	180,156.32	0.00
E	05/01/22 - 05/30/22	30	130,358.26	50,512.50	0.00	50,512.50	18,590.47	0.00	0.00	31,922.03	149,274.63
F	05/01/22 - 05/30/22	30	636,337.39	19,767.50	0.00	19,767.50	19,767.50	0.00	0.00	0.00	657,695.73
G	05/01/22 - 05/30/22	30	989,715.12	30,745.00	0.00	30,745.00	30,745.00	0.00	0.00	0.00	1,022,934.41
H	05/01/22 - 05/30/22	30	2,058,364.13	38,742.01	0.00	38,742.01	38,742.01	0.00	0.00	0.00	2,102,252.05
Totals			3,814,774.90	2,572,067.61	0.00	2,572,067.61	107,844.98	0.00	0.00	2,464,222.63	3,932,156.82

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,314,994.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,600,644.43	Master Servicing Fee	4,296.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,185.22
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	255.54
ARD Interest	0.00	Operating Advisor Fee	1,656.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	408.86
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,600,644.43	Total Fees	11,012.95

Principal		Expenses/Reimbursements
Scheduled Principal	850,771.68	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	77,290.41
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,059.57
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	495.00
Total Principal Collected	850,771.68	Total Expenses/Reimbursements	107,844.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,464,222.63
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	850,771.68
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	17,563.89
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,332,558.20
Total Funds Collected	3,451,416.11	Total Funds Distributed	3,451,416.13

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	593,502,884.15	593,502,884.15	Beginning Certificate Balance	593,502,884.15
(-) Scheduled Principal Collections	850,771.68	850,771.68	(-) Principal Distributions	850,771.68
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	592,652,112.47	592,652,112.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	596,740,369.22	596,740,369.22	Ending Certificate Balance	592,652,112.47
Ending Actual Collateral Balance	596,069,035.36	596,069,035.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.24%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	13,357,296.89	2.25%	44	4.9178	NAP	Defeased	3	13,357,296.89	2.25%	44	4.9178	NAP
2,000,000 or less	12	18,269,597.98	3.08%	45	5.1195	2.168220	1.30 or less	24	217,940,868.56	36.77%	45	5.1676	0.822796
2,000,001 to 3,000,000	8	21,051,031.54	3.55%	45	5.1618	1.421910	1.31 to 1.40	8	71,483,997.92	12.06%	45	5.0704	1.348818
3,000,001 to 4,000,000	7	24,483,598.02	4.13%	46	5.3763	1.327531	1.41 to 1.50	5	47,059,942.89	7.94%	46	5.1094	1.440123
4,000,001 to 5,000,000	2	9,035,218.70	1.52%	45	5.6083	1.242598	1.51 to 1.75	4	107,203,315.74	18.09%	9	5.1580	1.642565
5,000,001 to 6,000,000	4	21,679,308.50	3.66%	47	5.4760	1.784082	1.76 to 2.00	6	31,905,023.03	5.38%	45	5.1612	1.906711
6,000,001 to 7,000,000	3	19,018,844.16	3.21%	45	5.1141	1.273727	2.01 to 2.50	8	92,118,374.26	15.54%	44	4.8356	2.100891
7,000,001 to 9,000,000	6	50,321,976.91	8.49%	45	5.1253	1.332631	2.51 or greater	5	11,583,293.18	1.95%	46	4.9984	3.358411
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	63	592,652,112.47	100.00%	39	5.0886	1.404710
10,000,001 to 15,000,000	7	84,977,820.58	14.34%	44	5.0133	1.373715
15,000,001 to 20,000,000	5	87,614,731.53	14.78%	45	4.9354	1.356552
20,000,001 to 30,000,000	3	78,100,713.59	13.18%	46	5.2680	1.288955
30,000,001 to 50,000,000	1	40,323,511.55	6.80%	43	4.7900	0.119100
50,000,001 or greater	2	124,418,462.52	20.99%	14	5.0529	1.837089
Totals	63	592,652,112.47	100.00%	39	5.0886	1.404710
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	13,357,296.89	2.25%	44	4.9178	NAP
							Defeased	3	13,357,296.89	2.25%	44	4.9178	NAP
Alabama	1	1,349,801.52	0.23%	45	5.2600	1.371100
							Industrial	3	12,760,288.17	2.15%	41	5.1069	1.608528
Alaska	1	5,182,073.59	0.87%	47	5.0950	1.332900
							Lodging	5	103,124,922.69	17.40%	45	5.2117	0.828680
Arizona	3	38,839,601.94	6.55%	46	4.7621	1.371085
							Mixed Use	5	54,487,825.53	9.19%	45	4.9669	1.140227
California	10	100,901,954.89	17.03%	45	5.0582	1.385683
							Mobile Home Park	1	12,015,727.54	2.03%	44	4.8300	1.356700
Colorado	2	9,670,663.90	1.63%	45	5.0081	1.688426
							Multi-Family	4	24,868,720.70	4.20%	43	5.1205	1.944530
Connecticut	1	14,804,913.35	2.50%	44	4.9700	0.948600
							Office	14	73,593,121.50	12.42%	(6)	5.2322	1.564088
Florida	10	50,794,619.72	8.57%	41	5.3361	1.882529
							Retail	33	254,865,866.22	43.00%	45	5.0513	1.485670
Georgia	2	5,251,601.69	0.89%	44	5.0160	1.631646
							Self Storage	15	43,578,343.25	7.35%	45	5.0255	1.981311
Maine	1	3,071,334.57	0.52%	46	4.9000	1.215700
							Totals	83	592,652,112.47	100.00%	39	5.0886	1.404710
Maryland	2	58,750,000.00	9.91%	44	4.8740	2.012900

Michigan	5	43,063,228.53	7.27%	46	5.1382	1.303507

Nevada	1	3,914,371.34	0.66%	45	5.3300	1.212500

New Jersey	11	51,457,025.68	8.68%	(13)	5.2130	1.679800

New York	3	36,062,613.12	6.08%	29	5.3138	1.483278

North Carolina	1	3,667,372.47	0.62%	46	5.3600	1.207100

Ohio	5	21,314,361.16	3.60%	47	5.3215	1.307410

Pennsylvania	2	49,276,977.42	8.31%	43	4.8745	0.342333

Tennessee	1	2,486,049.74	0.42%	46	5.1000	2.195200

Texas	12	46,882,123.68	7.91%	45	5.2275	1.303281

Virginia	4	18,212,027.62	3.07%	46	5.0503	1.404088

Washington, DC	2	14,342,099.67	2.42%	46	5.2600	0.863400

Totals	83	592,652,112.47	100.00%	39	5.0886	1.404710

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	13,357,296.89	2.25%	44	4.9178	NAP	Defeased	3	13,357,296.89	2.25%	44	4.9178	NAP
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	50,475,453.81	8.52%	45	4.6689	1.910132	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	222,639,339.29	37.57%	44	4.8730	1.288141	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	19	138,208,405.28	23.32%	18	5.1807	1.573749	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	17	124,313,462.57	20.98%	46	5.3347	1.300261	49 months or greater	60	579,294,815.58	97.75%	38	5.0926	1.403199
	5.501% to 5.750%	3	35,339,509.05	5.96%	46	5.5891	1.143684	Totals	63	592,652,112.47	100.00%	39	5.0886	1.404710
	5.751% to 6.000%	1	3,128,065.11	0.53%	44	5.8620	1.234700
	6.001% to 6.500%	0	0.00	0.00%	0	0.0000	0.000000
	6.501% or greater	1	5,190,580.47	0.88%	46	6.6400	1.201300
	Totals	63	592,652,112.47	100.00%	39	5.0886	1.404710
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	13,357,296.89	2.25%	44	4.9178	NAP	Defeased	3	13,357,296.89	2.25%	44	4.9178	NAP
	60 months or less	60	579,294,815.58	97.75%	38	5.0926	1.403199	Interest Only	2	62,400,000.00	10.53%	44	4.8948	2.009151
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	8	35,802,850.28	6.04%	45	4.8720	1.223043
	Totals	63	592,652,112.47	100.00%	39	5.0886	1.404710	241 months to 300 months	50	481,091,965.30	81.18%	37	5.1346	1.338011
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	592,652,112.47	100.00%	39	5.0886	1.404710
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	13,357,296.89	2.25%	44	4.9178	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	53	456,273,515.24	76.99%	45	5.0492	1.356014
	13 to 24 months	3	12,556,439.20	2.12%	45	5.1832	1.397220
	25 months or greater	4	110,464,861.14	18.64%	11	5.2613	1.598775
	Totals	63	592,652,112.47	100.00%	39	5.0886	1.404710
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	305950001	Various Various		Various	Actual/360	5.213%	295,186.80	89,753.16	0.00	N/A	05/05/21	--	65,758,215.68	65,668,462.52	05/05/21
2	305950002	Various Rockville		MD	Actual/360	4.874%	246,577.01	0.00	0.00	N/A	02/05/26	--	58,750,000.00	58,750,000.00	06/05/22
3	600931870	LO	Philadelphia	PA	Actual/360	4.790%	166,747.83	102,927.24	0.00	N/A	01/11/26	--	40,426,438.79	40,323,511.55	06/11/22
4	300571517	RT	Shelby Township	MI	Actual/360	4.970%	122,505.20	37,991.69	0.00	N/A	04/06/26	--	28,624,568.41	28,586,576.72	06/06/22
5	305720011	LO	Monterey	CA	Actual/360	5.550%	132,705.90	38,573.11	0.00	N/A	04/05/26	--	27,767,581.36	27,729,008.25	06/05/22
7	310931984	MU	Oakhurst	CA	Actual/360	4.710%	78,042.88	79,747.19	0.00	N/A	02/11/26	--	19,242,132.27	19,162,385.08	06/11/22
8	301741136	LO	New York	NY	Actual/360	5.300%	99,578.68	33,694.44	0.00	N/A	05/06/26	--	21,818,823.06	21,785,128.62	09/06/20
10	416000228	RT	Orlando	FL	Actual/360	5.300%	89,171.07	27,165.25	0.00	N/A	03/01/26	--	19,538,397.10	19,511,231.85	04/01/20
11	300571514	RT	Tucson	AZ	Actual/360	4.810%	71,332.51	20,589.74	0.00	N/A	04/06/26	--	17,221,985.61	17,201,395.87	06/06/22
12	310931286	MU	Manchester	CT	Actual/360	4.970%	63,467.08	24,806.21	0.00	N/A	02/11/26	--	14,829,719.56	14,804,913.35	06/11/22
13	305950013	Various Various		Various	Actual/360	5.260%	73,069.66	17,427.50	0.00	N/A	04/05/26	--	16,132,146.23	16,114,718.73	06/05/22
14	310932870	RT	Tempe	AZ	Actual/360	4.560%	61,354.17	0.00	0.00	N/A	04/11/26	--	15,625,000.00	15,625,000.00	05/11/22
15	300571523	RT	Perrysburg	OH	Actual/360	5.450%	63,311.86	20,257.21	0.00	N/A	05/06/26	--	13,490,541.93	13,470,284.72	06/06/22
16	310933343	MH	Pacific Palisades	CA	Actual/360	4.830%	50,049.72	17,866.23	0.00	N/A	02/11/26	--	12,033,593.77	12,015,727.54	05/11/22
17	310932181	RT	Sonora	CA	Actual/360	4.810%	49,057.04	17,652.25	0.00	N/A	02/11/26	--	11,843,964.87	11,826,312.62	06/11/22
18	310933486	RT	Lynchburg	VA	Actual/360	4.830%	47,956.85	15,747.26	0.00	N/A	04/11/26	--	11,530,399.77	11,514,652.51	06/11/22
19	301741133	MF	Cape Coral	FL	Actual/360	5.250%	49,049.95	12,796.86	0.00	N/A	02/06/26	--	10,849,757.84	10,836,960.98	06/06/22
20	301741119	MF	Missouri City	TX	Actual/360	4.910%	44,493.75	14,484.40	0.00	N/A	12/06/25	--	10,523,453.26	10,508,968.86	06/06/22
21	305950021	SS	The Colony	TX	Actual/360	5.252%	40,659.69	14,186.44	0.00	N/A	03/07/26	--	8,990,423.42	8,976,236.98	06/07/22
22	410923405	SS	Santa Rosa	CA	Actual/360	4.730%	35,828.38	15,435.21	0.00	N/A	01/01/26	--	8,796,437.83	8,781,002.62	06/01/22
23	301741132	RT	Philadelphia	PA	Actual/360	5.255%	40,567.12	11,369.14	0.00	N/A	02/06/26	--	8,964,835.01	8,953,465.87	06/06/22
24	301741135	OF	Cypress	TX	Actual/360	5.440%	34,530.29	16,796.46	0.00	N/A	05/06/26	--	7,371,266.88	7,354,470.42	03/06/20
25	310933331	LO	Lakewood	CO	Actual/360	5.000%	34,918.44	13,395.51	0.00	N/A	03/11/26	--	8,110,089.31	8,096,693.80	06/11/22
26	310931601	SS	Los Gatos	CA	Actual/360	5.110%	35,956.61	11,333.49	0.00	N/A	04/11/26	--	8,171,440.71	8,160,107.22	06/11/22
27	310933437	IN	Vista	CA	Actual/360	5.100%	28,910.28	8,553.25	0.00	N/A	03/11/26	--	6,582,986.27	6,574,433.02	06/11/22
28	301741134	RT	Homestead	FL	Actual/360	5.095%	28,252.77	8,375.60	0.00	N/A	03/06/26	--	6,439,580.67	6,431,205.07	06/06/22
29	300571522	RT	Sterling Heights	MI	Actual/360	5.450%	27,805.89	8,896.74	0.00	N/A	05/06/26	--	5,924,900.34	5,916,003.60	06/06/22
30	610933726	RT	Apache Junction	AZ	Actual/360	5.150%	26,701.04	7,698.61	0.00	N/A	04/11/26	--	6,020,904.68	6,013,206.07	04/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	305950031	SS	Ocala	FL	Actual/360	4.750%	22,086.94	9,211.90	0.00	N/A	05/05/26	--	5,399,862.74	5,390,650.84	06/05/22
32	305950032	IN	Anchorage	AK	Actual/360	5.095%	22,790.98	12,617.32	0.00	N/A	05/05/26	--	5,194,690.91	5,182,073.59	06/05/22
33	305950033	LO	Islamorada	FL	Actual/360	6.640%	29,714.03	6,198.94	0.00	N/A	04/05/26	--	5,196,779.41	5,190,580.47	06/05/22
35	310931611	IN	Campbell	CA	Actual/360	5.010%	19,821.31	11,368.40	0.00	N/A	01/11/26	--	4,594,469.41	4,583,101.01	06/11/22
36	300571506	RT	Various	VA	Actual/360	5.490%	23,309.67	5,899.16	0.00	N/A	03/06/26	--	4,930,655.21	4,924,756.05	06/06/22
38	300571504	SS	Columbia	SC	Actual/360	5.150%	20,445.00	5,928.07	0.00	N/A	03/06/26	12/06/25	4,610,209.63	4,604,281.56	06/06/22
40	410932113	SS	Victorville	CA	Actual/360	4.560%	16,399.63	6,561.92	0.00	N/A	01/11/26	10/11/25	4,176,476.24	4,169,914.32	06/11/22
41	300571512	RT	Shelby Township	MI	Actual/360	5.750%	20,381.61	5,879.17	0.00	N/A	04/06/26	--	4,116,341.82	4,110,462.65	06/06/22
42	410933094	RT	Las Vegas	NV	Actual/360	5.330%	17,993.87	6,098.12	0.00	N/A	03/11/26	--	3,920,469.46	3,914,371.34	06/11/22
43	300571507	RT	Kinston	NC	Actual/360	5.360%	16,947.69	4,491.36	0.00	N/A	04/06/26	--	3,671,863.83	3,667,372.47	06/06/22
44	410933020	RT	San Antonio	TX	Actual/360	5.250%	16,081.57	4,797.25	0.00	N/A	04/11/26	--	3,557,213.63	3,552,416.38	06/11/22
45	300571519	MU	Glen Falls	NY	Actual/360	5.710%	17,230.48	4,267.79	0.00	N/A	05/06/26	--	3,504,305.94	3,500,038.15	04/06/21
46	300571511	RT	Liberty Township	OH	Actual/360	5.230%	16,438.18	0.00	0.00	N/A	04/06/26	--	3,650,000.00	3,650,000.00	06/06/22
47	301741130	RT	Killeen	TX	Actual/360	5.862%	15,818.02	5,560.87	0.00	N/A	02/06/26	--	3,133,625.98	3,128,065.11	06/06/22
48	305950048	RT	Waterville	ME	Actual/360	4.900%	12,981.03	5,143.29	0.00	N/A	04/05/26	--	3,076,477.86	3,071,334.57	06/05/22
49	410932916	RT	Evans	GA	Actual/360	4.900%	11,910.68	7,189.01	0.00	N/A	02/11/26	--	2,822,806.72	2,815,617.71	06/11/22
50	410931741	RT	Pearland	TX	Actual/360	5.250%	13,087.28	3,904.03	0.00	N/A	04/11/26	--	2,894,881.24	2,890,977.21	06/11/22
51	410933056	SS	Sun Valley	CA	Actual/360	5.150%	12,022.56	4,358.23	0.00	N/A	03/11/26	--	2,711,007.00	2,706,648.77	06/11/22
52	310933861	SS	Los Gatos	CA	Actual/360	5.160%	12,110.06	3,742.57	0.00	N/A	04/11/26	--	2,725,444.90	2,721,702.33	06/11/22
53	410931826	RT	Novi	MI	Actual/360	5.150%	10,926.47	5,984.36	0.00	N/A	04/11/26	--	2,463,846.02	2,457,861.66	06/11/22
54	410932686	RT	Clarksville	TN	Actual/360	5.100%	10,934.26	3,725.38	0.00	N/A	04/11/26	--	2,489,775.12	2,486,049.74	06/11/22
55	410930333	RT	Cornelia	GA	Actual/360	5.150%	10,820.31	3,922.40	0.00	N/A	03/11/26	--	2,439,906.38	2,435,983.98	06/11/22
56	600933382	RT	Sugar Land	TX	Actual/360	5.450%	11,916.78	3,046.60	0.00	N/A	04/11/26	--	2,539,236.74	2,536,190.14	06/11/22
57	300571516	SS	Abilene	TX	Actual/360	4.980%	8,496.74	4,922.04	0.00	N/A	04/06/26	--	1,981,362.02	1,976,439.98	06/06/22
58	610932783	RT	Rockport	TX	Actual/360	5.060%	8,601.99	4,924.11	0.00	N/A	02/11/26	--	1,974,190.20	1,969,266.09	06/11/22
59	416000229	MF	Harrison Township	MI	Actual/360	5.350%	9,192.77	3,092.33	0.00	N/A	03/01/26	--	1,995,416.23	1,992,323.90	06/01/22
60	300571513	RT	Akron	OH	Actual/360	4.630%	6,056.48	2,663.26	0.00	N/A	04/06/26	--	1,519,078.53	1,516,415.27	06/06/22
61	416000230	MF	Columbus	OH	Actual/360	5.350%	7,061.72	2,375.47	0.00	N/A	03/01/26	--	1,532,842.43	1,530,466.96	06/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
62	410932672	OF	Parker	CO	Actual/360	5.050%	6,852.35	1,785.75	0.00	N/A	04/11/26	--	1,575,755.85	1,573,970.10	06/11/22
63	410932310	RT	Houston	TX	Actual/360	5.090%	6,563.51	2,113.86	0.00	N/A	02/11/26	--	1,497,473.51	1,495,359.65	06/11/22
64	410933251	SS	Houston	TX	Actual/360	5.080%	6,140.44	1,985.38	0.00	N/A	02/11/26	--	1,403,706.28	1,401,720.90	06/11/22
65	600933250	RT	Florence	AL	Actual/360	5.260%	6,123.50	2,130.15	0.00	N/A	03/11/26	--	1,351,931.67	1,349,801.52	05/11/22
66	410932561	SS	Riverbank	CA	Actual/360	5.360%	5,661.04	1,885.95	0.00	N/A	04/01/26	--	1,226,513.39	1,224,627.44	06/01/22
67	300571515	SS	Trotwood	OH	Actual/360	4.980%	4,931.80	2,856.93	0.00	N/A	04/06/26	--	1,150,051.14	1,147,194.21	06/06/22
68	410932055	SS	Laredo	TX	Actual/360	5.310%	5,005.21	2,620.12	0.00	N/A	03/11/26	--	1,094,632.08	1,092,011.96	06/11/22
Totals							2,600,644.43	850,771.68	0.00				593,502,884.15	592,652,112.47
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,234,016.00	6,163,765.00	01/01/18	09/30/18	07/12/21	17,165,084.63	2,043,533.92	307,144.88	4,171,177.47	2,429,219.37	0.00
2	6,192,967.02	1,479,627.97	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,244,482.00	220,424.77	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,222,546.00	686,430.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,072,471.61	1,568,001.81	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,479,759.79	561,229.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	77,855.46	0.00
8	2,440,819.00	2,507,618.00	04/01/19	03/31/20	04/12/21	0.00	48,535.69	133,002.57	2,748,235.68	652,242.28	0.00
10	1,874,851.00	0.00	--	--	01/11/21	0.00	274,532.10	116,094.04	2,962,005.53	294,419.25	0.00
11	1,207,714.03	294,740.06	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,826,036.79	303,039.87	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	249,646.24	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,749,553.00	0.00	--	--	--	0.00	0.00	61,286.90	61,286.90	0.00	0.00
15	1,114,203.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,121,967.71	0.00	--	--	--	0.00	0.00	67,864.14	67,864.14	0.00	0.00
17	1,057,395.04	308,993.21	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,148,732.16	311,784.30	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,516,002.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,221,106.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	838,686.73	227,092.20	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,356,213.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	882,258.48	221,292.74	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	395,779.00	0.00	--	--	10/12/21	66,394.18	69,404.62	50,924.62	1,315,504.62	0.00	0.00
25	698,507.46	989,667.68	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	658,291.67	161,043.15	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	848,371.44	216,496.78	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	916,926.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	595,608.08	417,426.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	125,080.00	20,388.24	01/01/22	03/31/22	--	0.00	0.00	34,169.45	68,441.98	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,137,835.40	339,230.01	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	633,537.27	142,734.34	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	599,899.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	528,601.15	129,836.89	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	579,812.62	100,372.32	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	379,212.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	310,562.00	77,640.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	403,191.05	79,254.85	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	336,846.00	0.00	--	--	11/12/21	0.00	8,690.87	21,454.82	279,283.50	120,952.32	0.00
46	377,200.00	94,300.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	320,948.10	80,237.52	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	351,796.39	72,040.88	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	337,788.53	95,134.64	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	272,215.42	56,208.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	387,294.19	340,202.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	120,348.63	36,942.87	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	104,334.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	417,450.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	337,471.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	285,368.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	375,015.26	80,076.06	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	205,017.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	343,689.63	113,689.58	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	108,975.46	25,553.84	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	269,848.31	72,351.16	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	267,782.20	75,917.60	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	193,639.48	38,447.43	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	270,003.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	144,424.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	408,503.77	342,942.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	209,403.80	49,426.15	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	153,935.30	51,574.80	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	67,212,296.90	19,402,822.70				17,231,478.81	2,444,697.20	791,941.41	11,673,799.82	3,574,688.68	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	1	6,013,206.07	0	0.00	4	52,150,869.04	0	0.00	2	10,854,508.57	0	0.00	0	0.00	0	0.00	5.088621%	5.017374%	39
05/17/22	0	0.00	1	6,020,904.68	4	52,232,792.98	0	0.00	2	10,875,572.82	0	0.00	0	0.00	0	0.00	5.088607%	5.017358%	40
04/18/22	1	6,029,428.03	0	0.00	4	52,322,077.25	0	0.00	3	10,898,203.10	0	0.00	0	0.00	1	25,996,105.61	5.088601%	5.017347%	41
03/17/22	1	6,037,055.02	0	0.00	4	52,403,216.05	0	0.00	3	37,920,656.35	0	0.00	0	0.00	0	0.00	5.073895%	4.993221%	42
02/17/22	1	6,047,232.15	0	0.00	4	52,507,273.06	0	0.00	3	37,992,568.43	0	0.00	0	0.00	0	0.00	5.073864%	4.993180%	43
01/18/22	1	6,054,780.53	0	0.00	4	52,587,562.60	0	0.00	2	34,525,118.01	0	0.00	0	0.00	0	0.00	5.073855%	4.993171%	44
12/17/21	2	33,180,449.99	0	0.00	4	52,667,483.94	0	0.00	2	34,576,646.34	0	0.00	0	0.00	0	0.00	5.073814%	4.993125%	45
11/18/21	1	6,070,642.06	0	0.00	4	52,754,838.83	0	0.00	2	34,632,648.12	0	0.00	0	0.00	0	0.00	5.073777%	4.993081%	46
10/18/21	0	0.00	1	6,078,087.08	4	52,833,993.07	0	0.00	2	34,683,718.48	0	0.00	0	0.00	0	0.00	5.073832%	4.981971%	47
09/17/21	1	6,086,366.08	0	0.00	4	52,920,608.91	0	0.00	2	34,739,278.91	0	0.00	0	0.00	0	0.00	5.073795%	4.981943%	48
08/17/21	1	6,093,741.68	0	0.00	4	52,999,002.97	0	0.00	2	34,789,895.16	0	0.00	0	0.00	1	21,209,496.09	5.073755%	4.981913%	49
07/16/21	1	6,101,084.71	0	0.00	5	80,844,618.89	0	0.00	3	38,389,387.98	1	27,767,581.36	0	0.00	0	0.00	5.079282%	4.981737%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	305950001	05/05/21	12	5	307,144.88	4,171,177.47	3,342,724.62	67,030,270.88	06/07/19	3	02/14/20
8	301741136	09/06/20	20	6	133,002.57	2,748,235.68	716,207.58	22,501,871.50	12/16/20	1
10	416000228	04/01/20	25	6	116,094.04	2,962,005.53	643,124.60	20,360,842.23	10/05/18	2
14	310932870	05/11/22	0	A	61,286.90	61,286.90	0.00	15,625,000.00
16	310933343	05/11/22	0	A	67,864.14	67,864.14	0.00	12,033,593.77
24	301741135	03/06/20	26	6	50,924.62	1,315,504.62	786,965.47	7,746,947.49	04/06/20	7			06/01/21
30	610933726	04/11/22	1	1	34,169.45	68,441.98	0.00	6,029,428.03
45	300571519	04/06/21	13	6	21,454.82	279,283.50	250,215.99	3,562,234.19	06/15/20	7			01/12/22
65	600933250	05/11/22	0	A	0.00	0.00	0.00	1,349,801.52
Totals					791,941.41	11,673,799.82	5,739,238.26	156,239,989.61
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		65,668,463	0	65,668,463		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		526,983,650	468,819,575	47,309,567		10,854,509
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	592,652,112	468,819,575	6,013,206	0	106,964,823	10,854,509
May-22	593,502,884	469,490,971	0	6,020,905	107,115,436	10,875,573
Apr-22	594,423,185	470,214,618	6,029,428	0	107,280,936	10,898,203
Mar-22	622,267,835	470,879,997	6,037,055	0	107,430,126	37,920,656
Feb-22	623,323,012	471,657,721	6,047,232	0	107,625,490	37,992,568
Jan-22	624,197,574	472,321,172	6,054,781	0	111,296,504	34,525,118
Dec-21	625,026,253	472,939,678	6,062,296	0	111,447,634	34,576,646
Nov-21	625,924,482	473,606,871	6,070,642	0	111,614,321	34,632,648
Oct-21	626,871,381	474,345,558	0	6,078,087	111,764,017	34,683,718
Sep-21	627,762,410	475,007,442	6,086,366	0	111,929,323	34,739,279
Aug-21	628,576,212	475,614,976	6,093,742	0	112,077,599	34,789,895
Jul-21	650,529,384	448,271,478	6,101,085	0	157,767,433	38,389,388
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	305950001	65,668,462.52	67,030,270.88	131,000,000.00	09/29/15	5,846,976.00	1.67980	09/30/18	05/05/21	286
8	301741136	21,785,128.62	22,501,871.50	30,200,000.00	01/03/22	2,269,681.00	1.41910	03/31/20	05/06/26	286
10	416000228	19,511,231.85	20,360,842.23	26,500,000.00	10/17/21	1,783,574.00	1.58430	12/31/17	03/01/26	286
24	301741135	7,354,470.42	7,746,947.49	9,600,000.00	06/15/21	127,821.00	0.31120	12/31/21	05/06/26	286
45	300571519	3,500,038.15	3,562,234.19	4,440,000.00	08/13/21	329,596.00	1.27760	12/31/19	05/06/26	286
Totals		117,819,331.56	121,202,166.29	201,740,000.00		10,357,648.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	305950001	Various	Various	06/07/19	3

The loan transferred to the Special Servicer on 6/7/19 for payment default. The loan was originally secured by 13 buildings in New Jersey (11 properties), New York (1 property), and Florida (1 property). At origination, more than half of the portfolio was leased to Borrower affiliates, many of which were delinquent on payments. Borrower entities filed Ch. 11 bankruptcy on 2/14/20, which triggered full recourse. Lender obtained a judgment against the Guarantor in the amount of $90M in

November 20 21. A consensual bankruptcy plan was filed in February 2022, which provides Borrower with 6 months from the plan effective date to pay off Lender with waivers of default interest and late charges. Borrower will have one 3-

month extension option. Lender has received adequate protection payments during the term of the bankruptcy, which have been applied to the loan as approved by the court. The plan was approved by the court at the May 17th confirmation

	hearing. It is expected to go effective shortly.

8	301741136	LO	NY	12/16/20	1

The Property is a 57-room, 9-story, full-service boutique hotel built in 2011 located in the Nolita neighborhood of downtown Manhattan, NY. Amenities include a business center, ground floor restaurant and rooftop bar. The file transferred SS on

12/16 /2020 due to payment default as a result of COVID-19. Counsel has been engaged to begin enforcement actions. Lender has filed foreclosure action. Lender will continue to discuss alternatives with Borrower. As of 12/21, the Property

	acheived 89% occupancy on $181 ADR, resulting in $162 RevPAR for the year.

10	416000228	RT	FL	10/05/18	2

Loan was transferred to Special Servicing on 10/5/2018 for Delinquent Payments. Delinquent Payments were attributed to one of the Property's anchors, Toys R Us (59k sf, 49% NRA), vacating following their 9/2017 BKfiling. In 12/2019, Lender conditionally approved a new lease and SNDA with Burlington for the former Toys R Us space. Loan is secured by a 120,723 sf, two-building shopping center located in Orlando, FL. Tenants include: T1 - Burlington (59k sf, 49% NRA, 10/29

LXP), T2 - Dick's Sporting Goods (50k sf, 41% NRA, 1/23 LXP), and T3 - Mattress One (3.2k sf, 3% NRA, MTM). Foreclosure was filed on 9/18/2019. Loan is cash managed. Negotiations with the Borrower will be dual-tracked with

	foreclosure.

24	301741135	OF	TX	04/06/20	7

REO Title Date: 6/1/2021. The Property consists of a 46,380 SF Class B multi-tenant medical office building located on Cypress, TX, approx. 20 miles NW of the Houston CBD. The property contains 13 suites, all of which feature retail-style glass store fronts and no interior common areas. It was built in 2007 on 4.10 acres with150 parking spaces (6 per 1,000 SF)It is located 0.5 miles south of North Cypress Medical Center, a 175-bed physician owned, general acute care hospital.

Crossed with or Companion Loan: N/A. Deferred Maintenance: N/A; Leasing Summary: A new lease for 11,102 SF and three renewals with a combined 9,106 SF have been completed to date. Marketing Summary: The property is currently

	not listed for sale.

45	300571519	MU	NY	06/15/20	7

REO Title Date: January 12, 2022. Colliers is the PM/Vanguard Fine is the retail leasing agent. Description of Collateral: The Property is a mixed use mid-rise property consisting of a 4 story building originally constructed in 1890 and renovated in

2014. The top 3 floors consists of 29 units totaling 25,565 SqFt (63% NRA) with the first floor and basement with 13,292 sf (33% of NRA) of retail space and 24 storage units totaling 1,971 SqFt (4% of NRA). Building is constructed with a concrete foundation, steel/masonry frame and brick/masonry walls. Parking is provided by a near-by semi-secured parking facility. Building amenities include: laundry, elevator, wood floors. Select units have W/D within unit. Crossed with or is companion Loan to : NA. Deferred Maintenance/Repair Issues: Evaluating deferred maintenance items. Leasing Summary: Marketing vacant suites. Marketing Summary: Asset will be included in the July Gen I Ten-X Auction, it will be listed

	with JLL.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	600931870	41,768,944.00	4.79000%	41,768,944.00	4.79000%	8	08/07/20	08/07/20	02/11/21
5	305720011	0.00	5.55000%	0.00	5.55000%	2	06/30/21	05/05/21	--
8	301741136	22,596,083.29	5.30000%	22,562,609.54	5.30000%	10	04/01/20	04/01/20	07/13/20
25	310933331	6,749,391.64	5.00000%	6,749,391.64	5.00000%	10	07/31/20	08/11/20	09/11/20
33	305950033	5,228,943.58	6.64000%	5,228,943.58	6.64000%	10	07/20/20	05/20/20	08/11/20
Totals		76,343,362.51		76,309,888.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	301741112 04/18/22	27,001,594.82	22,250,000.00	28,642,201.43	708,118.27	26,739,841.11	26,031,722.84	969,871.98	0.00	(38,659.19)	1,008,531.17	3.60%
9	300571505 08/17/21	21,323,736.95	39,970,000.00	22,138,194.64	512,490.27	22,138,194.64	21,625,704.37	87,058.73	0.00	0.00	87,058.73	0.38%
37	416000231 07/17/20	4,572,897.76	4,300,000.00	2,493,020.10	2,455,010.09	2,493,020.10	38,010.01	4,534,887.75	0.00	42,780.62	4,492,107.13	92.62%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		52,898,229.53	66,520,000.00	53,273,416.17	3,675,618.63	51,371,055.85	47,695,437.22	5,591,818.46	0.00	4,121.43	5,587,697.03

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/22	0.00	(14,616.40)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(14,483.54)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(12,028.79)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(11,998.79)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(11,968.87)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(11,939.02)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(11,909.25)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(11,879.55)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(11,849.93)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(11,820.37)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(11,573.79)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(11,544.93)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(11,516.14)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(11,487.42)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(11,458.77)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(11,430.20)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(11,510.81)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(11,482.10)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(11,453.47)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(11,424.91)	0.00	0.00	0.00	0.00	0.00	0.00
		10/19/20	0.00	(11,396.41)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/20	0.00	(11,367.99)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/20	0.00	(11,337.22)	0.00	0.00	0.00	0.00	0.00	0.00
6	301741112	05/17/22	0.00	0.00	1,008,531.17	0.00	0.00	38,659.19	0.00	0.00	1,008,531.17
		04/18/22	0.00	0.00	969,871.98	0.00	0.00	969,871.98	0.00	0.00
9	300571505	08/17/21	0.00	0.00	87,058.73	0.00	0.00	87,058.73	0.00	0.00	87,058.73
37	416000231	02/18/21	0.00	0.00	4,492,107.13	0.00	0.00	(43,753.62)	0.00	0.00	4,492,107.13
		08/17/20	0.00	0.00	4,535,860.75	0.00	0.00	973.00	0.00	0.00
		07/17/20	0.00	0.00	4,534,887.75	0.00	0.00	4,534,887.75	0.00	0.00
Current Period Totals			0.00	(14,616.40)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(273,478.67)	5,587,697.03	0.00	0.00	5,587,697.03	0.00	0.00	5,587,697.03

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	14,156.28	0.00	0.00	76,979.68	0.00	0.00	0.00	0.00	495.00	0.00
8	0.00	0.00	4,697.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,206.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	310.73	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,059.57	0.00	0.00	77,290.41	0.00	0.00	0.00	0.00	495.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		107,844.98

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29